PLANT AND EQUIPMENT (Schedule of Composition of Carrying Amounts ) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	$ 75,729	$ 66,722
Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	53,651	45,113
BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	3,833	3,893
GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	15,765	15,261
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,480	2,455
Land use rights and building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	58,581	52,467
Land use rights and building [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	41,177	35,476
Land use rights and building [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	3,047	3,094
Land use rights and building [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	12,369	11,762
Land use rights and building [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,988	2,135
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	3,414	2,635
Office equipment [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,647	1,886
Office equipment [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	20	26
Office equipment [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	448	403
Office equipment [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	299	320
Machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	9,903	7,632
Machinery [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	7,114	5,734
Machinery [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	213	258
Machinery [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,576	1,640
Machinery [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	2,489	1,852
Motor vehicles [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,917	1,598
Motor vehicles [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	20	22
Motor vehicles [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	359	232
Motor vehicles [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	193
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	1,342	2,136
Construction in progress [Member] | Ying Mining District [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	796	419
Construction in progress [Member] | BYP [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	533	493
Construction in progress [Member] | GC [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment	13	1,224
Construction in progress [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and equipment